Consolidated Statements of Loss and Comprehensive Loss (Income) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019
Expenses
General and administrative	$ 803	$ 884	$ 2,712	$ 3,793
Interest	1,376	2,349	4,084	7,331
Foreign exchange loss (gain)	842	1,551	1,204	2,109
Stock compensation expense	408	505	1,144	521
Closure, care and maintenance				(509)
Operating expenses, total	3,429	5,289	9,144	13,245
Other Income
(Gain) Loss on fair value derivatives and warrants	(49)	(1,589)	(3,112)	839
Gain on fair value of marketable securities				(609)
Net finance income	(28)	(18)	(134)	(338)
Net loss for the period	3,352	3,682	5,898	13,137
Items that may be subsequently reclassified to net (income) loss:
Currency translation adjustment	3,140	(1,153)	4,034	(2,361)
Comprehensive loss for the period	6,492	2,529	9,932	10,776
Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	3,352	3,682	5,898	13,137
Non-controlling interests	0	0	0	0
Loss	3,352	3,682	5,898	13,137
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	6,492	2,529	9,932	10,776
Non-controlling interests	0	0	0	0
Comprehensive loss for the year	$ 6,492	$ 2,529	$ 9,932	$ 10,776
Basic and diluted loss per common share (in dollars per share)	$ 0.05	$ 0.11	$ 0.10	$ 0.42
Weighted average number of common shares outstanding: Basic and diluted (in shares)	62,347,102	33,480,901	60,815,363	30,980,173